TREND AGGREGATION GROWTH ETF

TAAG

TREND AGGREGATION ESG ETF

TEGS

TREND AGGREGATION DIVIDEND STOCK ETF

TADS

TREND AGGREGATION U.S. ETF

TAEQ

(Each a series of Collaborative Investment Series Trust)

Supplement dated February 26, 2021 to the Prospectus and

Statement of Additional Information (“SAI”) dated February 27, 2020, as previously supplemented on
May 14, 2020 and December 9, 2020.

The following supersedes any contrary information contained in any current Prospectus

Trend Aggregation Growth ETF

Effective March 1, 2021, the Fund’s management fee will decrease from 1.00% to 0.72% and the Fund’s expense limitation for the Fund’s shares will decrease from 1.60% to 1.00% of the Fund’s average daily net assets. Any disclosures in the Prospectus or Statement of Additional Information to the contrary should be disregarded.

The following replaces the Fees and Expenses table and Expense Example in the Prospectus to reflect the new management fee and expense limitation agreement.

FEES AND EXPENSES OF THE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.50%
Acquired Fund Fees and Expenses(2)	0.15%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement(3)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

(1)	Other Expenses are estimated for the Fund’s current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Fund’s adviser, Tuttle Tactical Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.00% of the average daily net assets attributable to the Fund’s shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$117	$412

Trend Aggregation ESG ETF

Effective March 1, 2021, the Fund’s management fee will decrease from 1.00% to 0.72% and the Fund’s expense limitation for the Fund’s shares will decrease from 1.60% to 1.00% of the Fund’s average daily net assets. Any disclosures in the Prospectus or Statement of Additional Information to the contrary should be disregarded.

The following replaces the Fees and Expenses table and Expense Example in the Prospectus to reflect the new management fee and expense limitation agreement.

FEES AND EXPENSES OF THE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.40%
Acquired Fund Fees and Expenses(2)	0.15%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement(3)	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

(1)	Other Expenses are estimated for the Fund’s current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Fund’s adviser, Tuttle Tactical Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.00% of the average daily net assets attributable to the Fund’s shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$117	$391

Trend Aggregation Dividend Stock

Effective March 1, 2021, the Fund’s expense limitation for the Fund’s shares will decrease from 1.60% to 1.00%. Any disclosures in the Prospectus or Statement of Additional Information to the contrary should be disregarded.

The following replaces the Fees and Expenses table and Expense Example in the Prospectus to reflect the new expense limitation agreement.

FEES AND EXPENSES OF THE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.40%
Acquired Fund Fees and Expenses(2)	0.15%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement(3)	0.40%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

(1)	Other Expenses are estimated for the Fund’s current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Fund’s adviser, Tuttle Tactical Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.00% of the average daily net assets attributable to the Fund’s shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$117	$450

Trend Aggregation U.S. ETF

Effective March 1, 2021, the Fund’s expense limitation for the Fund’s shares will decrease from 1.60% to 1.00%. Any disclosures in the Prospectus or Statement of Additional Information to the contrary should be disregarded.

The following replaces the Fees and Expenses table and Expense Example in the Prospectus to reflect the new expense limitation agreement.

FEES AND EXPENSES OF THE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.30%
Acquired Fund Fees and Expenses(2)	0.15%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement(3)	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

(1)	Other Expenses are estimated for the Fund’s current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Fund’s adviser, Tuttle Tactical Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.00% of the average daily net assets attributable to the Fund’s shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$117	$429

The “Management of Funds” section of the prospectus is replaced in its entirety with the following:

Management of Funds

Investment Adviser

Tuttle Tactical Management, LLC, located at 155 Lockwood Road, Riverside, CT 06878, serves as investment adviser to the Funds. Subject to the authority of the Board, the Adviser is responsible for the overall management of the Funds’ business affairs. The Adviser is responsible for selecting the Funds’ investments according to the Funds’ investment objective, policies, and restrictions.

Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Investment Advisory Agreement”), the Trend Aggregation US ETF and Trend Aggregation Dividend Stock ETF each pay the Adviser, on a monthly basis, an annual advisory fee of 1.00% of the Funds’ average daily net assets. The Trend Aggregation Growth ETF and Trend Aggregation ESG ETF each pay the Adviser an annual advisory fee of 0.72% of the Funds’ average daily net assets. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Funds’ semi-annual report dated September 30, 2020.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.00%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Adviser. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated.

Fee waivers and expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

Statement of Additional Information

The “Investment Adviser” section of the statement of additional information is replaced in its entirety by the following:

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Trustees selected Tuttle Tactical Management, LLC as the investment adviser to the Funds.  Matthew Tuttle is the sole member and controls the Adviser and acts as its President and Chief Investment Officer.

Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, the Trend Aggregation ESG ETF and Trend Aggregation Growth ETF are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.72% of the average daily net assets of each Fund and the Trend Aggregation US ETF and Trend Aggregation Dividend Stock ETF are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.

The Agreement continued for an initial term of two years, and may be renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2022, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.00% of the average daily net assets of a Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from a Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

A discussion regarding the basis for the Board’s approval of the Agreement is available in the Funds’ semi-annual report dated September 30, 2020.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 27, 2020 for each Fund, which provides information that you should know about the Funds before investing and should be retained for future references.  These documents are available upon request and without charge by calling (866) 904-0406.